As filed with the Securities and Exchange Commission on August 27, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                     Date of fiscal year end: June 30, 2004

                     Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.





                                                         DFDENT
                                                         PREMIER
                                                       GROWTH FUND

                                                      ANNUAL REPORT

                                                      JUNE 30, 2004

                                                         DFDENT
                                                    AND COMPANY, INC.
                                                 ----------------------
                                                   INVESTMENT COUNSEL

                                                    2 PORTLAND SQUARE
                                                  PORTLAND, MAINE 04101
                                               (866) 2DF-DENT (TOLL FREE)

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2004
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

Your Fund experienced a net total return of +30.06% for the twelve month fiscal period ended June 30, 2004. This compares with a total return of +19.10% for the S&P 500 Index, the benchmark we use for performance comparison. Consequently, your Fund outperformed the S&P 500 Index by +10.96% for the fiscal year ended June 30, 2004. Your Fund outperformed the S&P 500 Index by +2.34% and +5.73% in the fiscal year ended June 30, 2003 and period ended June 30, 2002 respectively. Since the Fund's inception on July 16, 2001, your Fund has an annualized return of 6.06% through June 30, 2004. We are also pleased to inform you that your Fund was recently awarded a 5-Star rating by Morningstar (its highest) following the Fund's three-year anniversary on July 16, 2004. The Fund's Overall Morningstar Rating is derived from a weighted-average of the performance figures associated with its 3-year Morningstar Rating metrics. The Fund was ranked among 604 Mid-Cap Growth Funds for the three-year period ended July 31, 2004. (PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE PLEASE CALL (866) 2DF-DENT.)

For your Fund's fiscal year ended June 30, 2004, Lipper Inc. ranked your Fund in the top 7% of the Multi-Cap Growth peer group based on its performance. Specifically, the Fund ranked 27 out of 434 funds in the Multi-Cap Growth Funds peer group. Recent rankings (as of July 31, 2004) are as follows:

AS OF JULY 31, 2004   DFDPX RANKING   OUT OF   PERCENTILE
-------------------   -------------   ------   ----------
One Year                    4          448      Top  1%
Two Year                   60          408      Top 15%
Three Year                 14          355      Top  4%

Lipper Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns.

While consistent results may not be achieved in every year, it is management's belief that over the long-term share price appreciation correlates highly with underlying earnings growth. Therefore, we seek to invest your Fund in those companies which appear to offer long-term growth potential run by managements which can execute well-defined business plans. The common stocks of these companies may not outperform the S&P 500 Index every calendar quarter or year. However, we expect such companies to outperform the benchmark over the long-term.

The past year could be characterized as having almost ideal conditions for common stocks: stimulative fiscal policy, hyper accommodative monetary policy with historically low interest rates, low inflation and very strong earnings growth. As expected, the stock market performed well. We do not expect such a confluence of positive forces in the year ahead, nor do we expect such strong equity performance. While the environment may not be

                                                     DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2004
--------------------------------------------------------------------------------

as common stock friendly, we still expect the earnings results of the companies in your Fund to drive performance. To use a seasonal metaphor, those companies which disappoint will not get on base, and those companies which deliver results will get on base. Our job in managing your Fund is to first have a high on-base percentage and next to have a few "extra baggers." If we continue to accomplish this and remove the "outs" from the line-up, the results should follow. Eighteen
(18) of your Fund's twenty (20) largest positions at the beginning of the fiscal year (June 30, 2003) showed gains for the year, and all are still held as major positions as of June 30, 2004.

In past Annual and Semi-Annual Reports, I have highlighted our emphasis upon efficiency in managing your Fund and controlling expenses. We have kept portfolio turnover low (high turnover increases transaction and commission expenses), executed transactions at well under 5c per share on average, reimbursed operating expenses for shareholders, and waived most of the manager's advisory fee in order to maintain a 1.25% total expense ratio. D. F. Dent and Company has agreed to extend its commitment to maintain your Fund's expense ratio at 1.25% by reimbursing expenses and waiving its advisory fee as necessary for another year through October 31, 2005.

Your Fund continues to be fully invested in a broad cross section of quality growth companies. As of June 30, 2004, your Fund was invested as indicated by market capitalization category:

         Large Capitalization........................................        32.3%
         Mid Size Capitalization.....................................        37.7%
         Small Capitalization........................................        24.1%
         Reserve Funds...............................................         5.9%
                                                                            -----
         Total Fund..................................................       100.0%
                                                                            =====

Reserve Funds on June 30, 2004 were somewhat above normal due to shareholder purchases in late June.

We want to thank you for your continued trust and confidence in investing your money in the DF Dent Premier Growth Fund. We realize that we must earn your trust every day and with every decision we make for your Fund. But this is what we love to do and it motivates us to work hard on your behalf.

Respectfully submitted,

/s/ Dan Dent
Dan Dent
D.F. Dent and Company, Inc.

                                                     DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2004
--------------------------------------------------------------------------------

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. For the period ending July 31, 2004 the
D. F. Dent Premier Growth Fund was rated against 604 U.S.-domiciled Mid-Cap Growth funds, for the three-year period. With respect to these Mid-Cap Growth funds, the Fund received a Morningstar Rating of 5 stars, for the three-year period. Past performance is no guarantee of future results.

(C) 2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

                                                     DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
JUNE 30, 2004
--------------------------------------------------------------------------------

For the fiscal year ended June 30, 2004, your Fund experienced a total return of +30.06%. Cumulative performance for various periods ended June 30, 2004 was as follows:

             PERIOD                 DF DENT PREMIER
          ENDED 6/30/04               GROWTH FUND           S&P 500 INDEX         OVERPERFORMANCE
      ---------------------         ---------------         -------------         ---------------
      Six Months                        + 8.58%                + 3.44%                + 5.14%
      Twelve Months                     +30.06%                +19.10%                +10.96%
      Inception (7/16/01)               +19.00%                - 0.27%                +19.27%

In the Multi-Cap Growth peer group, Lipper Inc. has ranked the performance of the DF Dent Premier Growth Fund in the top 7% for the Fund's fiscal year ending June 30, 2004.

The two most important factors affecting the Fund's performance during the fiscal year were stock selection and concentration. Eighteen of the twenty largest holdings appreciated while these largest holdings represented 65.83% of the Fund at the beginning of the fiscal year. Seventeen of those eighteen holdings delivered good earnings growth, in many cases exceeding market expectations.

The S&P 500 Index, our benchmark used for performance comparisons is composed of 500 common stocks weighted by market capitalization, and accordingly is by definition highly diversified. While your Fund is also quite diversified with 49 holdings and no one position representing 5% of the portfolio, many of the Fund's investments are in unique companies with demonstrated expertise in their particular market niches. We believe this creates a "scarcity value" for these companies setting many of them apart from the S&P 500 and in our opinion has contributed to the Fund's outperforming the S&P 500 Index in all the periods reported above. Focus on these unique niche companies is a critical component of management's investment strategy.

Your Fund maintained major positions in financial issues and specialty retailers during the fiscal year. Renaissance RE Holdings Ltd., a property catastrophe reinsurer, was most often the largest holding. White Mountains Insurance Group and American International Group, Inc. rounded out our insurance investments. Three banks (North Fork Bancorp, Inc., UCBH Holdings, Inc., and East West Bancorp, Inc.) represented the major investments in banking. O'Reilly Automotive, Inc., Walgreen Co., Whole Foods Market, Inc., and Tractor Supply Co. represented major positions in Specialty Retailing. All these financial and specialty retailing companies were held at the beginning of the fiscal year, performed well, and were held at the end of the fiscal year. Again, our strategy was:

     1) Focus on well-managed growth companies in attractive industries, such as these specialty niche companies

     2)   Let managements execute their business plans

     3) Continue to hold these positions as long as managements continue to demonstrate the ability to report earnings growth on a consistent basis

     4) Maintain low portfolio turnover (efficiency) and allow the portfolio companies to drive the investment results.

                                                     DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
JUNE 30, 2004
--------------------------------------------------------------------------------

Your Fund has been positioned in front of certain trends which D.F. Dent and Company believes will persist not just for a calendar quarter or year but for many years in the future. Last year's results benefited from the continuing realization of these trends. Energy prices rose. Your Fund held positions in Schlumberger, Apache Corp., Burlington Resources, Inc., and St. Mary Land and Exploration Co. The last three companies have strong positions in safe domestic natural gas production.

Demand for health care along with innovative products and devices should continue to grow as the population ages. Medtronic, Zimmer Holdings, Inc. and Caremark Rx, Inc. represented new commitments during the year with the latter two making significant contributions to performance (Zimmer Holdings, Inc. doubled in price). And let's not forget our furry friends, Idexx Laboratories, Inc., which is a leader in the development and commercialization of products and services for veterinary applications, was a new commitment. Sorry, no Medicare here - yet. More and more families have pets and spend more on them every year.

We also sought to increase cyclical exposure by investing in Donaldson Co. and increasing the position in Fastenal Co., both superbly managed companies.

Those securities which contributed the most and declined the most during the past fiscal year were:

     5 BEST CONTRIBUTORS
     -------------------

                                                               REALIZED & UNREALIZED
                                                                 APPRECIATION AND
                                                                     INCOME IN
       INVESTMENTS                                               FISCAL YEAR 2004
       -----------                                             ---------------------
       QUALCOMM, Inc.                                                $389,144
       Fastenal Co.                                                   290,632
       Tractor Supply Co.                                             285,920
       Whole Foods Market, Inc.                                       261,642
       Keystone Automotive Industries                                 189,506

     5 LEAST CONTRIBUTORS
     --------------------

                                                               REALIZED & UNREALIZED
                                                                 DEPRECIATION AND
                                                                     INCOME IN
       INVESTMENTS                                               FISCAL YEAR 2004
       -----------                                             ---------------------
       TBC Corp.                                                     ($34,415)
       Amgen, Inc.                                                    (51,495)
       Clear Channel Communications, Inc.                             (59,720)
       Performance Food Group Corp.                                   (98,602)
       VistaCare, Inc. - Class A                                     (120,445)

                                                     DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
JUNE 30, 2004
--------------------------------------------------------------------------------

Lastly, your Fund grew during the fiscal year as follows:

        June 30, 2003 Net Assets                                      $11,497,379
             Purchases less Redemptions for the year ended June 30,
               2004                                                     5,118,212
             Dividends for the year ended June 30, 2004                   102,915
             Net Expenses for the year ended June 30, 2004
               Total Expenses of the Fund                                (320,645)
               Fees Waived by D.F. Dent and Co.                           129,060
               Fees Waived by Citigroup Global Transaction Services            35
             Net Realized and Unrealized Gain for the year ended
               June 30, 2004                                            3,856,087
                                                                      -----------
        June 30, 2004 Net Assets                                      $20,383,043
                                                                      ===========

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PLEASE SEE PAGE 7 FOR ADDITIONAL DISCLOSURE AND PERFORMANCE INFORMATION. THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF JUNE 30, 2004 AND MAY NOT REFLECT HIS VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING (866) 2DF-DENT. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. FORUM FUND SERVICES, LLC, DISTRIBUTOR (08/04)

                                                     DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
FIVE LARGEST HOLDINGS
JUNE 30, 2004
--------------------------------------------------------------------------------

                          DF DENT PREMIER GROWTH FUND
                             FIVE LARGEST HOLDINGS
                                 JUNE 30, 2004

                                                                                       PERCENT OF
                                                                                       NET ASSETS
QUANTITY                 SECURITY                    TOTAL COST      MARKET VALUE      OF THE FUND
--------                 --------                    ----------      ------------      -----------
15,000        RenaissanceRe Holdings Ltd.             $383,606         $809,250           3.97%
27,000        Keystone Automotive Industries           563,524          753,030           3.69%
13,000        Fastenal Co.                             423,066          738,790           3.62%
 9,600        QUALCOMM, Inc.                           361,826          700,608           3.44%
18,000        North Fork Bancorp., Inc.                666,300          684,900           3.36%

The portfolio holdings are subject to change based upon Adviser portfolio trading activity.

                                                     DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2004
--------------------------------------------------------------------------------

The graph and table reflect the change in value of a hypothetical $100,000 investment in the DF Dent Premier Growth Fund, including reinvestment of dividends and distributions, compared with a broad-based securities market index, since inception. The S&P 500 Index (the "Index") is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for investment.

PERFORMANCE DATA QUOTED REPRESENTS PAST PEFORMANCE AND IS NO GUARANTEE OFF TURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE PLEASE CALL (866) 2DF-DENT. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                                                               SINCE INCEPTION
         AVERAGE ANNUAL TOTAL RETURN AS OF 06/30/04              ONE YEAR         07/16/01
         ------------------------------------------              --------      ---------------
         DFDent Premier Growth Fund                               30.06%             6.06%
         S&P 500 Index                                            19.10%            (0.09%)

         INVESTMENT VALUE ON 06/30/04
         ----------------------------
         DFDent Premier Growth Fund                              $119,000
         S&P 500 Index                                           $ 99,722

[EDGAR REPRESENTATION OF LINE GRAPH

                                                                DF DENT PREMIER GROWTH FUND               S&P 500 INDEX
                                                                ---------------------------               -------------
07/16/2001                                                               100000.00                          100000.00
                                                                         102600.00                          100825.00
                                                                          98700.00                           94519.00
                                                                          93400.00                           86887.00
                                                                          95800.00                           88545.00
                                                                         102000.00                           95336.00
12/31/2001                                                               105300.00                           96171.00
                                                                         101000.00                           94769.00
                                                                         101000.00                           92941.00
                                                                         102400.00                           96436.00
                                                                          99800.00                           90592.00
                                                                          99200.00                           89927.00
06/30/2002                                                                89200.00                           83524.00
                                                                          83000.00                           77015.00
                                                                          84200.00                           77519.00
                                                                          77600.00                           69102.00
                                                                          81700.00                           75178.00
                                                                          85600.00                           79599.00
12/31/2002                                                                81800.00                           74925.00
                                                                          79900.00                           72966.00
                                                                          78300.00                           71870.00
                                                                          77700.00                           72565.00
                                                                          85400.00                           78540.00
                                                                          90500.00                           82674.00
06/30/2003                                                                91500.00                           83730.00
                                                                          94600.00                           85207.00
                                                                          98600.00                           86866.00
                                                                          96300.00                           85946.00
                                                                         103600.00                           90805.00
                                                                         106500.00                           91603.00
12/31/2003                                                               109600.00                           96404.00
                                                                         113200.00                           98173.00
                                                                         115800.00                           99537.00
                                                                         117000.00                           98036.00
                                                                         116600.00                           96499.00
                                                                         116000.00                           97820.00
06/30/2004                                                               119000.00                           99722.00]

                                                     DF DENT PREMIER GROWTH FUND

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DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

  SHARES          SECURITY DESCRIPTION           VALUE
----------   ------------------------------   -----------
COMMON STOCK - 94.9%
BANKING - 8.5%
    12,000   East-West Bancorp, Inc.          $   368,400
    18,000   North Fork Bancorp., Inc.            684,900
     5,000   Northern Trust Corp.                 211,400
    12,000   UCBH Holdings, Inc.                  474,240
                                              -----------
                                                1,738,940
                                              -----------
BUSINESS SERVICES - 1.6%
     6,500   Iron Mountain, Inc.+                 313,690
                                              -----------
COMMUNICATION EQUIPMENT - 3.4%
     9,600   QUALCOMM, Inc.                       700,608
                                              -----------
COMMUNICATION SERVICES - 1.7%
     5,500   Amdocs Ltd.+                         128,865
     9,000   American Tower Corp.+                136,800
     6,000   Crown Castle International
             Corp.+                                88,500
                                              -----------
                                                  354,165
                                              -----------
CONSTRUCTION - 1.9%
    13,500   Chicago Bridge & Iron Co.            375,975
                                              -----------
DISTRIBUTION & INDUSTRIAL SUPPLIES - 6.5%
    13,000   Fastenal Co.                         738,790
    20,000   Donaldson Co., Inc.                  586,000
                                              -----------
                                                1,324,790
                                              -----------
ENERGY SERVICES - 1.6%
     5,000   Schlumberger Ltd.                    317,550
                                              -----------
ENERGY SOURCES - 5.4%
     8,190   Apache Corp.                         356,674
     9,400   Burlington Resources, Inc.           340,092
    11,300   St. Mary Land & Exploration
             Co.                                  402,845
                                              -----------
                                                1,099,611
                                              -----------
ENTERTAINMENT - 3.1%
    12,000   Clear Channel Communications,
             Inc.                                 443,400
     7,000   Comcast Corp. - Class A+             193,270
                                              -----------
                                                  636,670
                                              -----------
FINANCIAL SERVICES - 10.9%
    13,300   First Data Corp.                     592,116
    13,000   Fiserv, Inc.+                        505,570
    11,500   Paychex, Inc.                        389,620
     4,500   SLM Corp.                            182,025
    11,000   T. Rowe Price Group, Inc.            554,400
                                              -----------
                                                2,223,731
                                              -----------
FOOD DISTRIBUTORS - 1.3%
    10,000   Performance Food Group Corp.+        265,400
                                              -----------

  SHARES          SECURITY DESCRIPTION           VALUE
----------   ------------------------------   -----------
INSURANCE - 9.6%
     4,400   American International Group,
             Inc.                             $   313,632
     5,000   Marsh & McLennan Cos., Inc.          226,900
    15,000   RenaissanceRe Holdings Ltd.          809,250
     1,200   White Mountains Insurance
             Group                                612,000
                                              -----------
                                                1,961,782
                                              -----------
LIFE SCIENCES - 9.6%
     4,600   Idexx Laboratories, Inc.+            289,524
     2,500   Invitrogen Corp.+                    179,975
    11,000   Laboratory Corp. of America
             Holdings+                            436,700
     9,000   Medtronic, Inc.                      438,480
    14,000   Techne Corp.+                        608,300
                                              -----------
                                                1,952,979
                                              -----------
MEDIA - 0.1%
     1,500   Time Warner, Inc.+                    26,370
                                              -----------
MEDICAL PRODUCTS - 3.8%
     3,500   Johnson & Johnson                    194,950
    10,000   Steris Corp.+                        225,600
     4,000   Zimmer Holdings, Inc.+               352,800
                                              -----------
                                                  773,350
                                              -----------
MEDICAL SERVICES - 1.0%
    11,000   VistaCare, Inc. - Class A+           204,050
                                              -----------
MERCHANDISING - 19.0%
    27,000   Keystone Automotive
             Industries+                          753,030
    12,000   O'Reilly Automotive, Inc.+           542,400
     8,000   Procter & Gamble Co.                 435,520
    11,500   TBC Corp.+                           273,700
    13,000   Tractor Supply Co.+                  543,660
    10,500   Walgreen Co.                         380,205
     5,088   Whole Foods Market, Inc.             485,650
    15,500   Yankee Candle Co.+                   453,375
                                              -----------
                                                3,867,540
                                              -----------
PHARMACEUTICALS - 3.7%
     4,500   Amgen, Inc.+                         245,565
    15,500   Caremark Rx, Inc.+                   510,570
                                              -----------
                                                  756,135
                                              -----------
TRANSPORTATION SERVICES - 2.2%
     9,000   Expeditors International
             Washington, Inc.                     444,690
                                              -----------
Total Common Stock (Cost $15,651,678)          19,338,026
                                              -----------

See Notes to Financial Statements.                   DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY DESCRIPTION           VALUE
----------   ------------------------------   -----------
MONEY MARKET DEPOSIT ACCOUNT - 5.9%
$1,208,646   Citibank Money Market Deposit
             Account (Cost $1,208,646)        $ 1,208,646
                                              -----------
TOTAL INVESTMENTS IN SECURITIES - 100.8%
             (COST $16,860,324)               $20,546,672
Other Assets and Liabilities, Net - (0.8)%       (163,629)
                                              -----------
TOTAL NET ASSETS - 100.0%                     $20,383,043
                                              ===========

---------------------------------------------------------

+ Non-income producing security.

See Notes to Financial Statements.                   DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
--------------------------------------------------------------------------------

ASSETS
     Total investments, at value (Cost $16,860,324)            $20,546,672
     Receivables:
       Dividends                                                     7,327
     Prepaid expenses                                                  331
                                                               -----------

Total Assets                                                    20,554,330
                                                               -----------

LIABILITIES
     Payables:
       Payables for investment securities purchased                115,038
     Accrued Liabilities:
       Investment adviser fees                                      24,229
       Trustees' fees and expenses                                     152
       Other expenses                                               31,868
                                                               -----------

Total Liabilities                                                  171,287
                                                               -----------

NET ASSETS                                                     $20,383,043
                                                               ===========

COMPONENTS OF NET ASSETS
     Paid-in capital                                           $16,721,983
     Accumulated net realized gain (loss) from investments         (25,288)
     Unrealized appreciation (depreciation) on investments       3,686,348
                                                               -----------

NET ASSETS                                                     $20,383,043
                                                               ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     Based on net assets of $20,383,043 and 1,713,325 shares
      outstanding (unlimited shares authorized)                $     11.90
                                                               ===========

See Notes to Financial Statements.                   DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividend income (Net of foreign withholding tax of
      $274)                                                    $  102,915
                                                               ----------
Total Investment Income                                           102,915
                                                               ----------

EXPENSES
     Investment adviser fees                                      153,289
     Administrator fees                                            39,265
     Transfer agency fees                                          29,072
     Custodian fees                                                 6,523
     Accountant fees                                               46,410
     Professional fees                                             26,551
     Trustees fees and expenses                                       513
     Registration fees                                              4,837
     Miscellaneous expenses                                        14,185
                                                               ----------
Total Expenses                                                    320,645
     Fees waived                                                 (129,095)
                                                               ----------
Net Expenses                                                      191,550
                                                               ----------

NET INVESTMENT INCOME (LOSS)                                      (88,635)
                                                               ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on investments                          768
     Net change in unrealized appreciation (depreciation) on
      investments                                               3,855,319
                                                               ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          3,856,087
                                                               ----------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS              $3,767,452
                                                               ==========

See Notes to Financial Statements.                   DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                               Year Ended      Year Ended
                                                              June 30, 2004   June 30, 2003
                                                              -------------   -------------
OPERATIONS
     Net investment income (loss)                              $   (88,635)    $   (32,996)
     Net realized gain (loss) on investments                           768             (57)
     Net change in unrealized appreciation (depreciation) on
      investments                                                3,855,319         653,502
                                                               -----------     -----------
Increase (Decrease) in Net Assets from Operations                3,767,452         620,449
                                                               -----------     -----------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                              6,386,524       3,793,766
     Redemption of shares                                       (1,268,312)       (407,249)
                                                               -----------     -----------
Increase (Decrease) from Capital Transactions                    5,118,212       3,386,517
                                                               -----------     -----------

Increase (Decrease) in Net Assets                                8,885,664       4,006,966

NET ASSETS
     Beginning of Period                                        11,497,379       7,490,413
                                                               -----------     -----------
     End of Period (a)                                         $20,383,043     $11,497,379
                                                               ===========     ===========

SHARE TRANSACTIONS
     Sale of shares                                                578,238         462,700
     Redemption of shares                                         (120,869)        (46,241)
                                                               -----------     -----------
Increase (Decrease) in Shares                                      457,369         416,459
                                                               ===========     ===========
(a) Accumulated Net Investment Income (loss)                   $         -     $         -
                                                               -----------     -----------

See Notes to Financial Statements.                   DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding of the fund throughout each period.

                                               Year Ended          Year Ended           Period Ended
                                              June 30, 2004       June 30, 2003       June 30, 2002 (a)
                                              -------------       -------------       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  9.15             $  8.92               $ 10.00
                                                 -------             -------               -------

OPERATIONS
     Net investment income (loss)                  (0.04)              (0.03)                (0.03)
     Net realized and unrealized gain/(loss)
       on investments                               2.79                0.26                 (1.05)
                                                 -------             -------               -------
Total from Investment Operations                    2.75                0.23                 (1.08)
                                                 -------             -------               -------

NET ASSET VALUE, END OF PERIOD                   $ 11.90             $  9.15               $  8.92
                                                 =======             =======               =======

TOTAL RETURN                                       30.06%               2.58%               (10.80%)

RATIO/SUPPLEMENTARY DATA:
     Net Assets at End of Period (000's
       omitted)                                  $20,383             $11,497               $ 7,490
     Ratios to average net assets:
       Net expenses                                 1.25%               1.25%                 1.25%(b)
       Gross expenses (c)                           2.09%               2.67%                 3.25%(b)
       Net investment income (loss)                (0.58%)             (0.37%)               (0.47%)(b)

PORTFOLIO TURNOVER RATE                               20%                 14%                    0%

---------------------------------------------------------

(a) Commenced operations on July 16, 2001.
(b) Annualized.
(c) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                   DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

This report relates to the DFDent Premier Growth Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on July 16, 2001. The Fund seeks long-term capital appreciation by primarily investing in medium and large size domestic companies. Medium size companies typically have market capitalizations of $1.5 billion to $7 billion. Large companies typically have market capitalizations greater than $7 billion.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

                                                     DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

RECLASSIFICATION OF CAPITAL ACCOUNTS - On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, certain amounts for the year ended June 30, 2004 have been reclassified. The following reclassification resulted from a net operating loss and has no impact on the net assets of the Fund.

         Accumulated Net Investment Income (Loss)                        $ 88,635
         Paid-In-Capital                                                  (88,635)

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

As of June 30, 2004, the Fund had capital loss carryovers of $2,232 expiring June 2012 that are available to offset future capital gains.

For tax purposes, the current year deferred post-October capital loss was $23,056. This loss will be recognized for tax purposes on the first business day of the Fund's next tax year.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one fund are allocated among the respective series in proportion to each series' average daily net assets.

NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - D.F. Dent and Company, Inc. (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.

ADMINISTRATION  AND OTHER  SERVICES -  Citigroup  Global  Transaction  Services,
through   its   various   affiliates   (collectively   "Citigroup"),    provides
administration, portfolio accounting and transfer agency services to the Fund.

                                                     DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------

DISTRIBUTION  -  Forum  Fund  Services,  LLC  is  the  Fund's  distributor  (the
"Distributor"). The Distributor is not affiliated with the Adviser or with Citigroup or their affiliates. The Distributor receives no compensation from the Fund for its distribution services.

Certain Trustees and Officers of the Trust are Directors, Officers or employees of the aforementioned companies. These persons are not paid by the Trust for serving in these capacities.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser has contractually agreed to waive its fees to limit the Fund's net expenses to 1.25% of the Fund's average daily net assets through October 31, 2005. Citigroup has voluntarily waived a portion of its fees. These voluntary waivers may be reduced or eliminated at any time. For the year ended June 30, 2004, fees waived were as follows:

              INVESTMENT        TRANSFER   TOTAL FEES
               ADVISORY          AGENCY      WAIVED
              ----------        --------   ----------
               $129,060           $35       $129,095

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities, other than short-term investments, were $7,142,731 and $3,039,404, respectively, for the year ended June 30, 2004.

For Federal income tax purposes, the tax basis of investment securities owned as of June 30, 2004, was $16,860,324, and the net unrealized appreciation of investment securities was $3,686,348. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $4,448,260, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $761,912.

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

         Unrealized Appreciation (Depreciation)                          $3,686,348
         Capital and Other Losses                                           (25,288)
                                                                         ----------
         Total                                                           $3,661,060
                                                                         ==========

                                                     DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Forum Funds and Shareholders of DFDent Premier Growth Fund:

We have audited the accompanying statement of assets and liabilities of DFDent Premier Growth Fund (the "Fund"), a fund of Forum Funds, including the schedule of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period from July 16, 2001 (commencement of operations) to June 30, 2002. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended, and for the period from July 16, 2001 (commencement of operations) to June 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 17, 2004

                                                     DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2004
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (866) 2DF-DENT. This information is also available from the EDGAR database on the SEC's Web site at http://www.sec.gov.

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

There were no ordinary income dividends paid by the Fund for the tax year ended June 30, 2004.

There were no long-term capital gain dividends paid by the Fund for the tax year ended June 30, 2004.

TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following table gives information about each Board member and the senior officers of the Fund. The fund complex includes the Trust and three other investment companies (collectively, "fund complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an Interested Trustee due to his control of the Distributor. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. Addresses for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (866) 2DF-DENT.

                         POSITION       LENGTH                 PRINCIPAL             NUMBER OF PORTFOLIOS
         NAME,           WITH THE      OF TIME               OCCUPATION(S)             IN FUND COMPLEX    OTHER DIRECTORSHIPS
    AGE AND ADDRESS        TRUST        SERVED            DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE    HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
John Y. Keffer            Trustee    1989-Present   President, Citigroup's fund               24                  None
Born: July 15, 1942                                 services division since 2003;
                                                    President and owner of Forum
                                                    Fund Services, LLC ("Trust's
                                                    distributor"); President, Forum
                                                    Financial Group, LLC ("Forum")
                                                    (a fund services company
                                                    acquired by Citigroup in 2003).
------------------------------------------------------------------------------------------------------------------------------

                                                     DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------
DF DENT PREMIER GROWTH FUND
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2004
--------------------------------------------------------------------------------

                         POSITION       LENGTH                 PRINCIPAL             NUMBER OF PORTFOLIOS
         NAME,           WITH THE      OF TIME               OCCUPATION(S)             IN FUND COMPLEX    OTHER DIRECTORSHIPS
    AGE AND ADDRESS        TRUST        SERVED            DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE    HELD BY TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Costas Azariadis          Trustee    1989-Present   Professor of Economics,                   24                  None
Born: February 15, 1943                             University of California-Los
                                                    Angeles; Visiting Professor of
                                                    Economics, Athens University of
                                                    Economics and Business
                                                    1998-1999.
------------------------------------------------------------------------------------------------------------------------------
James C. Cheng            Trustee    1989-Present   President, Technology Marketing           24                  None
Born: July 26, 1942                                 Associates (marketing company
                                                    for small-and medium-sized
                                                    businesses in New England).
------------------------------------------------------------------------------------------------------------------------------
J. Michael Parish        Chairman    1989-Present   Retired; Partner, Wolfe, Block,           24                  None
Born: November 9, 1943    Trustee     (Chairman     Schorr and Solis-Cohen, LLP
                                     since 2004)    (law firm) 2002-2003; Partner,
                                                    Thelen Reid & Priest LLP (law
                                                    firm) 1995-2002.
------------------------------------------------------------------------------------------------------------------------------
OFFICERS
David I. Goldstein       President   2003-Present   Director, Citigroup since 2003;          N/A                  N/A
Born: August 3, 1961                                Director, Business & Product
                                                    Development, Forum 1999-2003.
------------------------------------------------------------------------------------------------------------------------------
Beth P. Hanson             Vice      2003-Present   Relationship Manager, Citigroup          N/A                  N/A
Born: July 15, 1966     President/                  since 2003; Relationship
                         Assistant                  Manager, Forum 1999-2003.
                         Secretary
------------------------------------------------------------------------------------------------------------------------------
Stacey E. Hong           Treasurer   2002-Present   Director, Fund Accounting,               N/A                  N/A
Born: May 10, 1966                                  Citigroup since 2003; Director
                                                    Forum Accounting Services, LLC
                                                    (fund accountant acquired by
                                                    Citigroup in 2003) 1998-2003.
------------------------------------------------------------------------------------------------------------------------------
Leslie K. Klenk          Secretary   1998-Present   Counsel, Citigroup since 2003;           N/A                  N/A
Born: August 24, 1964                               Counsel, Forum 1998-2003.
------------------------------------------------------------------------------------------------------------------------------

                                                     DF DENT PREMIER GROWTH FUND

--------------------------------------------------------------------------------

                DFDENT
               PREMIER
             GROWTH FUND

         NASDAQ TICKER SYMBOL
                DFDPX

          INVESTMENT ADVISER

     D.F. Dent and Company, Inc.
         Two East Read Street
         Baltimore, MD 21202

            TRANSFER AGENT

   Forum Shareholder Services, LLC
              PO Box 446
          Portland, ME 04112
            (866) 2DF-DENT

            www.dfdent.com

   The prospectus contains complete
             information,
 including risks, fees and expenses.


--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Forum Funds has adopted a Code of Ethics as defined in Item 2 of Form N-CSR, which applies to its President and Treasurer. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. In addition, the Board recognized that the experience of the Trustees that are members of the Audit Committee is sufficient for them to perform the services required of Audit Committee members.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

DF Dent Premier Growth Fund

     (a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the
          Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $13,100 in 2003 and $13,500 in 2004.

     (b) Audit-Related Fees - There were no audit-related fees billed to the Registrant in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

     (c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,200 in 2003 and $3,500 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

     (d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

     (e) (1) The Registrant's Audit Committee pre-approves all audit and permissible non-audit services rendered to the Registrant.

     (e)  (2) 0.00%

     (f)  Not applicable

     (g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $2,960 in 2003 and $1,500 in 2004. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

     (h) If the Registrant's investment adviser has engaged the Registrant's auditor for non-audit services and the engagement relates directly to the operations and financial reporting of the Registrant, the Audit Committee does consider such engagement in evaluating the independence of the Registrant's auditor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS
Not applicable.

ITEM 7. PROXY VOTING POLICY FOR CLOSED-END FUNDS
Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

     (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)  (1) Code of Ethics.

     (a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit furnished herewith).

                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.
Registrant:       Forum Funds


By       /S/ DAVID I. GOLDSTEIN
         -----------------------------
         David I. Goldstein, President

Date     AUGUST 26, 2004
         -----------------------------

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


By       /S/ DAVID I. GOLDSTEIN
         -----------------------------
         David I. Goldstein, President

Date     AUGUST 26, 2004
         -----------------------------

By       /S/ STACEY E. HONG
         ----------------------------------
         Stacey E. Hong, Treasurer

Date     AUGUST 26, 2004
         -----------------------------